Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash	$ 1,001,437	$ 730	$ 13,118
Prepaid expenses	38,659
Merchant services reserve	1,513	2,938	2,938
Total current assets	1,041,609	3,668	16,056
Dino Might program	1,979	1,979
Total assets	1,043,588	5,647	16,056
Current liabilities
Accounts payable and accrued liabilities	66,878	235,589	78,865
Bank overdraft	1,379	1,577
Deferred compensation	746,137
Note payable - related party	116,585	653,405	334,817
Convertible debenture, net - related party	86,408	19,055	17,287
Derivative liability convertible note	0	19,406	12,567
Total current liabilities	1,017,387	929,032	443,536
Stockholders' deficit
Preferred stock, value
Common stock, $.0001 par value: 700,000,000 authorized; 22,842,246 and 157,277 shares issued and outstanding on September 30, 2018 and December 31, 2017, respectively	2,285	15	14
Additional paid-in capital	33,798,526	29,328,064	28,507,615
Accumulated deficit	(33,774,610)	(30,251,465)	(28,935,109)
Total stockholders' deficit	26,201	(923,385)	(427,480)
Total liabilities and stockholders' deficit	1,043,588	5,647	16,056
Series C Preferred Stock
Stockholders' deficit
Preferred stock, value		$ 1